Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Millions	MXN ($)	USD ($)	Capital Stock [Member] MXN ($)	Legal Reserve [Member] MXN ($)	Retained Earnings [Member] MXN ($)	Unrealized Loss on Equity Investment at Fair Value [Member] MXN ($)	Re-measurement of Defined Benefit Plans [Member] MXN ($)	Cumulative Translation Adjustment [Member] MXN ($)	Revaluation Surplus [Member] MXN ($)	Total Equity Attributable to Equity Holders of the Parent [Member] MXN ($)	Non-controlling Interests [Member] MXN ($)
Beginning balance at Dec. 31, 2022	$ 437,829,273		$ 95,365,329	$ 358,440	$ 505,125,277	$ (11,028,396)	$ (107,106,514)	$ (128,299,347)	$ 19,389,915	$ 373,804,704	$ 64,024,569
Changes in equity
Net profit for the year	80,789,642		0	0	76,110,617	0	0	0	0	76,110,617	4,679,025
Unrealized gain (loss) on equity and debt investments at fair value, net of deferred taxes (Note 21)	(967,609)		0	0	0	(967,609)	0	0	0	(967,609)	0
Remeasurement of defined benefit plan, net of deferred taxes (Note 21)	(3,769,565)		0	0	0	0	(3,662,102)	0	0	(3,662,102)	(107,463)
Effect of translation of foreign entities (Note 21)	(41,548,455)		0	0	0	0	0	(36,676,031)	(723,649)	(37,399,680)	(4,148,775)
Revaluation of assets, net of deferred taxes	868,456		0	0	0	0	0	0	497,628	497,628	370,828
Transfer of assets' revaluation surplus (Note 21)	0		0	0	815,693	0	0	0	(815,693)	0	0
Total comprehensive income for the year	35,372,469		0	0	76,926,310	(967,609)	(3,662,102)	(36,676,031)	(1,041,714)	34,578,854	793,615
Dividends declared	(30,912,348)		0	0	(28,946,819)	0	0	0	0	(28,946,819)	(1,965,529)
Repurchase of shares	(14,323,067)		(3,305)	0	(14,319,762)	0	0	0	0	(14,323,067)	0
Recycling of assets revaluation surplus by spin-off, net of deferred taxes	0		0	0	4,911,409	0	0	0	(4,911,409)	0	0
Other acquisitions of non-controlling interests	(6,263,945)		0	0	1,598,873	0	0	0	0	1,598,873	(7,862,818)
Ending balance at Dec. 31, 2023	421,702,382		95,362,024	358,440	545,295,288	(11,996,005)	(110,768,616)	(164,975,378)	13,436,792	366,712,545	54,989,837
Changes in equity
Net profit for the year	27,591,466		0	0	22,902,025	0	0	0	0	22,902,025	4,689,441
Unrealized gain (loss) on equity and debt investments at fair value, net of deferred taxes (Note 21)	3,485,814		0	0	0	3,485,814	0	0	0	3,485,814	0
Remeasurement of defined benefit plan, net of deferred taxes (Note 21)	(27,872,099)		0	0	0	0	(27,929,881)	0	0	(27,929,881)	57,782
Effect of translation of foreign entities (Note 21)	62,171,364		0	0	0	0	0	52,680,323	2,418,074	55,098,397	7,072,967
Revaluation of assets, net of deferred taxes	1,659,337		0	0	0	0	0	0	945,822	945,822	713,515
Transfer of assets' revaluation surplus (Note 21)	0		0	0	816,810	0	0	0	(816,810)	0	0
Total comprehensive income for the year	67,035,882		0	0	23,718,835	3,485,814	(27,929,881)	52,680,323	2,547,086	54,502,177	12,533,705
Dividends declared	(31,503,566)		0	0	(29,482,507)	0	0	0	0	(29,482,507)	(2,021,059)
Repurchase of shares	(22,740,293)		(5,476)	0	(22,734,817)	0	0	0	0	(22,740,293)	0
Other acquisitions of non-controlling interests	(2,310,084)		0	0	93,428	0	0	0	0	93,428	(2,403,512)
Ending balance at Dec. 31, 2024	432,184,321		95,356,548	358,440	516,890,227	(8,510,191)	(138,698,497)	(112,295,055)	15,983,878	369,085,350	63,098,971
Changes in equity
Net profit for the year	88,117,047	$ 4,905	0	0	82,819,082	0	0	0	0	82,819,082	5,297,965
Unrealized gain (loss) on equity and debt investments at fair value, net of deferred taxes (Note 21)	(1,639,179)	(91)	0	0	0	(1,639,179)	0	0	0	(1,639,179)	0
Remeasurement of defined benefit plan, net of deferred taxes (Note 21)	(26,394,653)	(1,468)	0	0	0	0	(26,414,854)	0	0	(26,414,854)	20,201
Effect of translation of foreign entities (Note 21)	(19,341,106)		0	0	0	0	0	(19,048,380)	276,113	(18,772,267)	(568,839)
Revaluation of assets, net of deferred taxes	798,872	44	0	0	0	0	0	0	455,357	455,357	343,515
Transfer of assets' revaluation surplus (Note 21)	0		0	0	875,209	0	0	0	(875,209)	0	0
Total comprehensive income for the year	41,540,981	2,314	0	0	83,694,291	(1,639,179)	(26,414,854)	(19,048,380)	(143,739)	36,448,139	5,092,842
Dividends declared	(33,584,695)		0	0	(31,388,472)	0	0	0	0	(31,388,472)	(2,196,223)
Repurchase of shares	(11,944,156)		(2,781)	0	(11,941,375)	0	0	0	0	(11,944,156)	0
Loss from transaction under common control (Note 12 a)	(83,228)		0	0	(83,228)	0	0	0	0	(83,228)	0
Other acquisitions of non-controlling interests	(440,849)		0	0	(47,370)	0	0	0	0	(47,370)	(393,479)
Ending balance at Dec. 31, 2025	$ 427,672,374	$ 23,807	$ 95,353,767	$ 358,440	$ 557,124,073	$ (10,149,370)	$ (165,113,351)	$ (131,343,435)	$ 15,840,139	$ 362,070,263	$ 65,602,111